Investment Risks	Aug. 10, 2026
Defiance Inference AI Chip ETF | AI Inference Technologies Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	•AI Inference Technologies Industry Risk. The Fund invests significantly in companies engaged in the development, production, or utilization of AI inference technologies, including hardware (e.g., semiconductors, accelerators), software platforms, cloud infrastructure, and related services. These companies may be subject to rapid technological change, product obsolescence, evolving industry standards, and intense competition. The commercial adoption of AI inference technologies may not occur as expected, and regulatory, ethical, or societal concerns related to the deployment of AI may adversely impact demand or profitability.
Defiance Inference AI Chip ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decreases when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.
Defiance Inference AI Chip ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund’s investments will be concentrated in an industry or group of industries to the same extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries. ◦Semiconductors Industry Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect companies operating in the semiconductors industry. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile.
Defiance Inference AI Chip ETF | Concentration Risk, Semiconductors Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductors Industry Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect companies operating in the semiconductors industry. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile.
Defiance Inference AI Chip ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., swap transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund may use swap agreements to gain exposure to AI Chip Companies in order to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Defiance Inference AI Chip ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Defiance Inference AI Chip ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Defiance Inference AI Chip ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Defiance Inference AI Chip ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. Certain of the Fund’s transactions in derivatives could affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the
Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
◦Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for AI Chip Companies, a disruption to the market for AI Chip Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to AI Chip Companies swaps may cause the Fund’s performance to deviate from the performance of AI Chip Companies.
Defiance Inference AI Chip ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Defiance Inference AI Chip ETF | Derivatives Risk, Swaps Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for AI Chip Companies, a disruption to the market for AI Chip Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to AI Chip Companies swaps may cause the Fund’s performance to deviate from the performance of AI Chip Companies.
Defiance Inference AI Chip ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
◦Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Defiance Inference AI Chip ETF | Emerging Markets Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Defiance Inference AI Chip ETF | Emerging Markets Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Defiance Inference AI Chip ETF | Emerging Technologies Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Technologies Investment Risk. The Fund invests primarily in companies with exposure to emerging technologies, such as AI inference technologies, in accordance with the Index. Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of these technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may be significantly tied to such industries. Currently, there are few public companies for which these emerging technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
Defiance Inference AI Chip ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, market volatility related to global trade policy, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Defiance Inference AI Chip ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although Shares are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance Inference AI Chip ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Defiance Inference AI Chip ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Defiance Inference AI Chip ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Defiance Inference AI Chip ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Defiance Inference AI Chip ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on The Nasdaq Stock Market LLC (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance Inference AI Chip ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Defiance Inference AI Chip ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. ◦Risks of Investing in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
Defiance Inference AI Chip ETF | Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Methodology Risk. The Index may not include all companies around the globe whose products or services are predominantly tied to the development of inference AI chip technologies because the Index includes only those companies meeting the Index criteria. For example, companies that would otherwise be included in the Index might be excluded from the Index if they are not listed on one of the exchanges specified in the Index description.
Defiance Inference AI Chip ETF | Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.

Defiance Inference AI Chip ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Defiance Inference AI Chip ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Defiance Inference AI Chip ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
Defiance Inference AI Chip ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Defiance Inference AI Chip ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision.
Defiance Inference AI Chip ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
Defiance Inference AI Chip ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. ◦Information Technology Sector Risk. The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor and software industries, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. While semiconductor companies are also subject to significant competition and pricing pressure, semiconductor companies may be significantly impacted by changing demand, research and development costs, and the availability and price of components. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.
Defiance Inference AI Chip ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor and software industries, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. While semiconductor companies are also subject to significant competition and pricing pressure, semiconductor companies may be significantly impacted by changing demand, research and development costs, and the availability and price of components. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.
Defiance Inference AI Chip ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Defiance Inference AI Chip ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Defiance Inference AI Chip ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Inference AI Chip ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Defiance AI Packaging & Testing ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decreases when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.
Defiance AI Packaging & Testing ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund’s investments will be concentrated in a particular industry or group of related industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Semiconductors Industry Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect companies operating in the semiconductors industry. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile.

Defiance AI Packaging & Testing ETF | Concentration Risk, Semiconductors Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	Semiconductors Industry Risk. Competitive pressures, intense competition, aggressive pricing, technological developments, changing demand, research and development costs, availability and price of components and product obsolescence can significantly affect companies operating in the semiconductors industry. Reduced demand for end-user products, under-utilization of manufacturing capacity, and other factors could adversely impact the operating results of companies in the semiconductors industry. Semiconductor companies typically face high capital costs and may be heavily dependent on intellectual property rights. The semiconductors industry is highly cyclical, which may cause the operating results of many semiconductor companies to vary significantly. The stock prices of companies in the semiconductors industry have been and likely will continue to be extremely volatile.
Defiance AI Packaging & Testing ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., swap transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund may use swap agreements to gain exposure to AI Packaging & Testing Companies in order to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance AI Packaging & Testing ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Defiance AI Packaging & Testing ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Defiance AI Packaging & Testing ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Defiance AI Packaging & Testing ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. Certain of the Fund’s transactions in derivatives could affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
◦Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for AI Packaging & Testing Companies, a disruption to the market for AI Packaging & Testing Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to AI Packaging & Testing Companies swaps may cause the Fund’s performance to deviate from the performance of AI Packaging & Testing Companies.
Defiance AI Packaging & Testing ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Defiance AI Packaging & Testing ETF | Derivatives Risk, Swaps Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for AI Packaging & Testing Companies, a disruption to the market for AI Packaging & Testing Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to AI Packaging & Testing Companies swaps may cause the Fund’s performance to deviate from the performance of AI Packaging & Testing Companies.
Defiance AI Packaging & Testing ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
◦Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Defiance AI Packaging & Testing ETF | Emerging Markets Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Defiance AI Packaging & Testing ETF | Emerging Markets Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Defiance AI Packaging & Testing ETF | Emerging Technologies Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Technologies Investment Risk. The Fund invests primarily in companies with exposure to emerging technologies, such as specialized packaging and testing for AI semiconductors, in accordance with the Index. Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of these technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may be significantly tied to such industries. Currently, there are few public companies for which these emerging technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
Defiance AI Packaging & Testing ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, acts of terrorism, market volatility related to global trade policy, spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Defiance AI Packaging & Testing ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance AI Packaging & Testing ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Defiance AI Packaging & Testing ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Defiance AI Packaging & Testing ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Defiance AI Packaging & Testing ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Defiance AI Packaging & Testing ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance AI Packaging & Testing ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations, the imposition of tariffs, or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Defiance AI Packaging & Testing ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.
◦Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. While the Japanese economy has recently emerged from a prolonged economic downturn, Japan’s economic growth rate may remain relatively low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, or a recession in the United States may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
◦Risks of Investing in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
Defiance AI Packaging & Testing ETF | Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Methodology Risk. The Index may not include all companies around the globe whose products or services are predominantly tied to the development of specialized packaging and testing for AI semiconductors because the Index includes only those companies meeting the Index criteria. For example, companies that would otherwise be included in the Index might be excluded from the Index if they are not listed on one of the exchanges specified in the Index description.
Defiance AI Packaging & Testing ETF | Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Defiance AI Packaging & Testing ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]	Market Capitalization Risk
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Defiance AI Packaging & Testing ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Defiance AI Packaging & Testing ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
Defiance AI Packaging & Testing ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Defiance AI Packaging & Testing ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision.
Defiance AI Packaging & Testing ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
Defiance AI Packaging & Testing ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. ◦Information Technology Sector Risk. The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor and software industries, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. While semiconductor companies are also subject to significant competition and pricing pressure, semiconductor companies may be significantly impacted by changing demand, research and development costs, and the availability and price of components. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.
Defiance AI Packaging & Testing ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor and software industries, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. While semiconductor companies are also subject to significant competition and pricing pressure, semiconductor companies may be significantly impacted by changing demand, research and development costs, and the availability and price of components. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.
Defiance AI Packaging & Testing ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Defiance AI Packaging & Testing ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Defiance AI Packaging & Testing ETF | AI Semiconductor Specialized Packaging And Testing Industry Risk Member
Prospectus [Line Items]
Risk [Text Block]	AI Semiconductor Specialized Packaging and Testing Industry Risk. The Fund invests primarily in companies engaged in advanced semiconductor packaging and testing technologies that support AI-driven computing, including high-performance chip integration, 2.5D/3D packaging, chiplet architectures, and high-bandwidth interconnect solutions. These companies operate in a highly specialized and technically complex segment of the semiconductor industry that is subject to rapid innovation, evolving design requirements, and stringent performance standards. Their business outcomes depend on the adoption of next-generation semiconductor architectures and the ability to successfully develop and scale advanced packaging solutions, which may involve significant engineering challenges, high capital expenditures, and potential yield constraints. Demand for these services is closely tied to a concentrated group of large semiconductor designers and AI infrastructure providers, making issuers susceptible to fluctuations in customer demand and pricing pressure. In addition, companies in this industry rely on global supply chains for critical materials, substrates, and manufacturing equipment, which may be disrupted by geopolitical developments, trade restrictions, or shortages. The industry is also characterized by cyclical demand patterns, high fixed costs, and the risk of technological obsolescence if newer packaging or integration methods emerge.
Defiance AI Packaging & Testing ETF | China A-Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	China A-Shares Risk. A-Shares are issued by companies incorporated in mainland China and are denominated in Chinese renminbi and traded on the two main Chinese exchanges: SSE and SZSE. Foreign investors can access investments in A-Shares by obtaining a Qualified Foreign Institutional Investor (“QFII”) or a Renminbi Qualified Foreign Institutional Investor (“RQFII”) license, as well as through the Stock Connect Program, which is a securities trading and clearing program with an aim to achieve mutual stock market access between the China and Hong Kong markets. Stock Connect was developed by Hong Kong Exchanges and Clearing Limited, the SSE (in the case of Shanghai Connect) or the SZSE (in the case of Shenzhen Connect), and the China Securities Depository and Clearing Corporation Limited (“CSDCC”). The Fund currently intends to gain exposure to A-Shares through the Stock Connect Programs. The markets on which A-Shares trade are considered emerging markets characterized by generally low trading volume and less market liquidity due to various factors. For example, investments in A-Shares are subject to various regulations and limits, and the recoupment or repatriation of assets invested in A-Shares is subject to restrictions imposed by the Chinese government. In addition, investors from outside mainland China may face difficulties or prohibitions accessing certain A-Shares that are part of a restricted list in countries such as the U.S. A-Shares may also be subject to frequent and widespread trading halts, which can increase pricing volatility and cause the A-Shares to become illiquid. Trading suspensions in certain stock could lead to greater market execution, clearing and settlement risks and costs for the Fund, and the creation and redemption of Creation Units (as defined below) may also be disrupted. These risks, among others, could adversely affect the value of the Fund’s investments.
Defiance AI Packaging & Testing ETF | Geographic Investment Risk, Risks Related To Investing In Japan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks Related to Investing in Japan. The Japanese economy may be subject to considerable degrees of economic, political and social instability, which could have a negative impact on Japanese securities. While the Japanese economy has recently emerged from a prolonged economic downturn, Japan’s economic growth rate may remain relatively low in the future. In addition, Japan is subject to the risk of natural disasters, such as earthquakes, volcanoes, typhoons and tsunamis. Additionally, decreasing U.S. imports, new trade regulations, changes in the U.S. dollar exchange rates, or a recession in the United States may have an adverse impact on the economy of Japan. Japan also has few natural resources, and any fluctuation or shortage in the commodity markets could have a negative impact on Japanese securities.
Defiance AI Packaging & Testing ETF | Geographic Investment Risk, Risks Of Investing In Taiwan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
Defiance AI Packaging & Testing ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance AI Packaging & Testing ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Defiance Memory & Photonics ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decreases when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.
Defiance Memory & Photonics ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund’s investments will be concentrated in a particular industry or group of related industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Data Storage Hardware Industry Group Risk. Companies in the Data Storage Hardware Industry are subject to rapid technological change, evolving data storage architectures, and shifting customer preferences, including transitions among hard disk drives, solid-state storage, cloud-based infrastructure, and emerging storage technologies, which may render existing products obsolete and require significant ongoing investment in research and development. Demand for data storage hardware is closely linked to global economic conditions and capital spending by enterprises, hyperscale cloud providers, and consumers, and may be volatile due to changing data usage trends, inventory cycles, and fluctuations in information technology spending. The Data Storage Hardware Industry is highly competitive and characterized by pricing pressures, consolidation, and reliance on complex global supply chains for semiconductors, components, and manufacturing, which may be vulnerable to disruptions, shortages, and geopolitical developments. In addition, Data Storage Hardware Industry companies may face risks related to product quality, data integrity, cybersecurity concerns, and intellectual property protection. Many issuers operate globally and are exposed to foreign currency, trade, and regulatory risks.
◦Optoelectronics Electronics Components Industry Groups Risk. The Fund’s investments are concentrated in companies engaged in the Optoelectronics Electronics Components Industry, and therefore the Fund’s performance is closely tied to conditions affecting that industry. Companies in the Optoelectronics Electronics Components Industry are subject to rapid technological change, short product life cycles, and evolving industry standards, which may render products obsolete and require substantial and continuous investment in research and development. Demand for optoelectronic and electronic components is highly dependent on global economic conditions and capital spending trends in key end markets such as consumer electronics, telecommunications, automotive, industrial automation, and data infrastructure, and may decline during economic downturns. The Optoelectronics Electronics Components Industry is also characterized by intense competition, pricing pressures, and supply chain complexities, including reliance on semiconductor fabrication, specialized materials, and third-party manufacturers, which may create vulnerabilities to shortages, disruptions, or delays. Many companies operate globally and are exposed to risks associated with international trade, geopolitical tensions, export controls, tariffs, and currency fluctuations. In addition, issuers may face risks related to product defects, intellectual property protection, and regulatory compliance, particularly with respect to safety, environmental, and data transmission standards.
•Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., swap transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund may use swap agreements to gain exposure to Memory & Photonics Companies in order to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Memory & Photonics ETF | Currency Exchange Rate Risk Member
Prospectus [Line Items]
Risk [Text Block]	Currency Exchange Rate Risk. The Fund may invest in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.
Defiance Memory & Photonics ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Defiance Memory & Photonics ETF | Depositary Receipt Risk Member
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies. Depositary receipts listed on U.S. exchanges are issued by banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Fund invests in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Fund is exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.
Defiance Memory & Photonics ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. Certain of the Fund’s transactions in derivatives could affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
◦Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for Memory & Photonics Companies, a disruption to the market for Memory & Photonics Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to Memory & Photonics Companies swaps may cause the Fund’s performance to deviate from the performance of Memory & Photonics Companies.
Defiance Memory & Photonics ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Defiance Memory & Photonics ETF | Derivatives Risk, Swaps Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for Memory & Photonics Companies, a disruption to the market for Memory & Photonics Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to Memory & Photonics Companies swaps may cause the Fund’s performance to deviate from the performance of Memory & Photonics Companies.
Defiance Memory & Photonics ETF | Emerging Markets Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Markets Risk. The Fund invests primarily in companies organized in emerging market nations. Investments in securities and instruments traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, or regulatory conditions not associated with investments in U.S. securities and instruments or investments in more developed international markets. Such conditions may impact the ability of the Fund to buy, sell or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Fund to decline in value.
◦Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
◦Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Defiance Memory & Photonics ETF | Emerging Markets Risk, Capital Controls And Sanctions Risk Member
Prospectus [Line Items]
Risk [Text Block]	Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Levies may be placed on profits repatriated by foreign entities (such as the Fund). Capital controls and/or sanctions may also impact the ability of the Fund to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares, and cause the Fund to decline in value.
Defiance Memory & Photonics ETF | Emerging Markets Risk, Geopolitical Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geopolitical Risk. Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally. Such geopolitical and other events may also disrupt securities markets and, during such market disruptions, the Fund’s exposure to the other risks described herein will likely increase. Each of the foregoing may negatively impact the Fund’s investments.
Defiance Memory & Photonics ETF | Emerging Technologies Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Emerging Technologies Investment Risk. The Fund invests primarily in companies with exposure to emerging technologies, such as data storage drives and memory semiconductors, in accordance with the Index. Companies across a wide variety of industries, primarily in the technology sector, are exploring the possible applications of these technologies. The extent of such technologies’ versatility has not yet been fully explored. Consequently, the Fund’s holdings may include equity securities of operating companies that have exposure to a wide variety of industries, and the economic fortunes of certain companies held by the Fund may be significantly tied to such industries. Currently, there are few public companies for which these emerging technologies represent an attributable and significant revenue or profit stream, and such technologies may not ultimately have a material effect on the economic returns of companies in which the Fund invests.
Defiance Memory & Photonics ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, regional armed conflict, acts of terrorism, market volatility related to global trade policy and the imposition of tariffs, the spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Defiance Memory & Photonics ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]
•ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
◦Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance Memory & Photonics ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Defiance Memory & Photonics ETF | ETF Risks, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. When the Fund’s investment strategy requires it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds, it may be required to sell or unwind portfolio investments in order to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind (i.e., distribute securities as payment of redemption proceeds). As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used.
Defiance Memory & Photonics ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Defiance Memory & Photonics ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Fund may trade on foreign exchanges that are closed when the Fund’s primary listing exchange is open, there are likely to be deviations between the current price of a security and the security’s last quoted price from the closed foreign market. This may result in premiums and discounts that are greater than those experienced by domestic ETFs.
Defiance Memory & Photonics ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance Memory & Photonics ETF | Foreign Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Investments in non-U.S. securities also may be subject to withholding or other taxes. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.
Defiance Memory & Photonics ETF | Geographic Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. ◦Risks of Investing in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
Defiance Memory & Photonics ETF | Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Methodology Risk. The Index may not include all Memory & Photonics Companies around the globe because the Index includes only those companies meeting the Index criteria. For example, companies that would otherwise be included in the Index might be excluded from the Index if they are not classified in one of two Index Categories based on their RBICS sub-industry or industry groups classification.
Defiance Memory & Photonics ETF | Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Defiance Memory & Photonics ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Market Capitalization Risk
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Defiance Memory & Photonics ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Defiance Memory & Photonics ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
Defiance Memory & Photonics ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Defiance Memory & Photonics ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision.
Defiance Memory & Photonics ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
Defiance Memory & Photonics ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.◦Information Technology Sector Risk. The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor and software industries, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. While semiconductor companies are also subject to significant competition and pricing pressure, semiconductor companies may be significantly impacted by changing demand, research and development costs, and the availability and price of components. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.
Defiance Memory & Photonics ETF | Sector Risk, Information Technology Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Information Technology Sector Risk. The Fund is generally expected to invest significantly in companies in the information technology sector, including the semiconductor and software industries, and therefore the performance of the Fund could be negatively impacted by events affecting this sector. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Companies in the software industry are subject to significant competitive pressures, such as aggressive pricing, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments and the potential for limited earnings and/or falling profit margins. While semiconductor companies are also subject to significant competition and pricing pressure, semiconductor companies may be significantly impacted by changing demand, research and development costs, and the availability and price of components. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Information technology companies and companies that rely heavily on technology may also be prone to operational and information security risks resulting from cyber-attacks and/or technological malfunctions.
Defiance Memory & Photonics ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Defiance Memory & Photonics ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Defiance Memory & Photonics ETF | Geographic Investment Risk, Risks Of Investing In Taiwan Risk Member
Prospectus [Line Items]
Risk [Text Block]	Risks of Investing in Taiwan. Investments in Taiwanese issuers may subject the Fund to risks specific to Taiwan. Taiwan is a small island state with few raw material resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Taiwanese economy. Also, continued labor outsourcing may adversely affect the Taiwanese economy. Taiwan’s economy is intricately linked with economies of Asian countries that have experienced over-extensions of credit, frequent and pronounced currency fluctuations, currency devaluations, currency repatriation, rising unemployment and fluctuations in inflation. The Taiwanese economy is dependent on the economies of Japan and China, as well as the United States, and negative changes in their economies or a reduction in purchases by any of them of Taiwanese products and services would likely have an adverse impact on the Taiwanese economy. Taiwan’s geographic proximity to China and Taiwan’s history of political contention with China have resulted in ongoing tensions with China, including the risk of war with China. These tensions may materially affect the Taiwanese economy and securities markets.
Defiance Memory & Photonics ETF | Concentration Risk, Data Storage Hardware Industry Group Risk Member
Prospectus [Line Items]
Risk [Text Block]	Data Storage Hardware Industry Group Risk. Companies in the Data Storage Hardware Industry are subject to rapid technological change, evolving data storage architectures, and shifting customer preferences, including transitions among hard disk drives, solid-state storage, cloud-based infrastructure, and emerging storage technologies, which may render existing products obsolete and require significant ongoing investment in research and development. Demand for data storage hardware is closely linked to global economic conditions and capital spending by enterprises, hyperscale cloud providers, and consumers, and may be volatile due to changing data usage trends, inventory cycles, and fluctuations in information technology spending. The Data Storage Hardware Industry is highly competitive and characterized by pricing pressures, consolidation, and reliance on complex global supply chains for semiconductors, components, and manufacturing, which may be vulnerable to disruptions, shortages, and geopolitical developments. In addition, Data Storage Hardware Industry companies may face risks related to product quality, data integrity, cybersecurity concerns, and intellectual property protection. Many issuers operate globally and are exposed to foreign currency, trade, and regulatory risks.
Defiance Memory & Photonics ETF | Concentration Risk, Optoelectronics Electronics Components Industry Groups Risk Member
Prospectus [Line Items]
Risk [Text Block]	Optoelectronics Electronics Components Industry Groups Risk. The Fund’s investments are concentrated in companies engaged in the Optoelectronics Electronics Components Industry, and therefore the Fund’s performance is closely tied to conditions affecting that industry. Companies in the Optoelectronics Electronics Components Industry are subject to rapid technological change, short product life cycles, and evolving industry standards, which may render products obsolete and require substantial and continuous investment in research and development. Demand for optoelectronic and electronic components is highly dependent on global economic conditions and capital spending trends in key end markets such as consumer electronics, telecommunications, automotive, industrial automation, and data infrastructure, and may decline during economic downturns. The Optoelectronics Electronics Components Industry is also characterized by intense competition, pricing pressures, and supply chain complexities, including reliance on semiconductor fabrication, specialized materials, and third-party manufacturers, which may create vulnerabilities to shortages, disruptions, or delays. Many companies operate globally and are exposed to risks associated with international trade, geopolitical tensions, export controls, tariffs, and currency fluctuations. In addition, issuers may face risks related to product defects, intellectual property protection, and regulatory compliance, particularly with respect to safety, environmental, and data transmission standards.
•Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., swap transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund may use swap agreements to gain exposure to Memory & Photonics Companies in order to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease.
In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.

Defiance Memory & Photonics ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Memory & Photonics ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
Defiance Plumbing & Electrical ETF | Collateral Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Collateral Securities Risk. Collateral may include obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund. The Fund’s investments in U.S. government securities will change in value in response to interest rate changes and other factors, such as the perception of an issuer’s creditworthiness. Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds. Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Interest rate risk is the risk that interest rates rise and fall over time. For example, the value of fixed-income securities generally decreases when interest rates rise, which may cause the Fund’s value to decrease. Also, investments in fixed-income securities with longer maturities fluctuate more in response to interest rate changes.
Defiance Plumbing & Electrical ETF | Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. The Fund’s investments will be concentrated in a particular industry or group of related industries to the extent that the Index is so concentrated. In such event, the value of the Shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.
◦Air, Liquid and Gas Control Equipment Industry Group Risk. The Fund’s investments are concentrated in companies engaged in the Air, Liquid, and Gas Control Equipment Industry Group, and therefore the Fund’s performance is closely tied to conditions affecting that industry. Companies in the Air, Liquid, and Gas Control Equipment Industry Group manufacture and service products used to regulate, measure, compress, transport, or control fluids and gases across industrial, energy, infrastructure, and commercial applications, making them sensitive to fluctuations in industrial production, capital spending, and global economic conditions. Demand for such equipment is often cyclical and dependent on activity in key end markets, including manufacturing, energy, water management, construction, and process industries, and may decline during economic downturns. The Air, Liquid, and Gas Control Equipment Industry Group is also subject to risks related to raw material and component costs, supply chain disruptions, and reliance on complex manufacturing processes, which may impact production efficiency and margins. Companies may face competitive pressures, including pricing constraints, technological innovation requirements, and the need to develop more efficient, automated, and environmentally compliant systems. Operational risks, including equipment failures, product defects, and liability exposure, may also adversely affect performance.
◦Equipment and Supplies Distributors Industry Group Risk. Companies in the Equipment and Supplies Distributors Industry Group may be adversely affected by changes in industrial, manufacturing, construction, energy, transportation, healthcare, and other end markets that drive demand for equipment, parts, tools, and related supplies. These companies may be sensitive to economic downturns, business spending reductions, supply chain disruptions, labor shortages, transportation and logistics costs, inventory management challenges, and fluctuations in commodity and energy prices. Their operating results may also be affected by changes in interest rates, customer credit conditions, competitive pricing pressures, reliance on key suppliers and customers, technological developments, and the ability to source products on favorable terms. Because distributors generally operate on relatively narrow margins, increases in operating costs or disruptions to product availability may have a disproportionate effect on profitability. As a result, the value of securities issued by companies in the Equipment and Supplies Distributors Industry Group may fluctuate significantly, and the Fund’s performance may be more volatile than that of a fund investing in a broader range of industries.
◦Power Generation and Support Products Industry Group Risk. Companies in the Power Generation and Support Products Industry Group may be significantly affected by factors relating to the production, transmission, distribution, storage and efficient use of electricity and other energy sources. The profitability and growth prospects of these companies may depend on levels of utility, industrial and infrastructure spending, demand for power generation equipment and related products and services, and the availability and cost of raw materials, components and labor. Companies in the Power Generation and Support Products Industry Group may be adversely affected by changes in energy policy, environmental and safety regulations, permitting requirements, government incentives, technological developments, and the pace of adoption of new energy generation, storage and grid modernization technologies. These companies may also be vulnerable to supply chain disruptions, project delays or cancellations, cost overruns, interest rate fluctuations, commodity price volatility, and changes in general economic conditions. In addition, extreme weather events, natural disasters, cybersecurity incidents, equipment failures, or disruptions to electric grid infrastructure may negatively affect operations, financial performance and market valuations. As a result, securities of companies in the Power Generation and Support Products Industry Group may experience greater volatility than the broader equity market.
◦Specialty Contracting Services Industry Group Risk. Companies in the Specialty Contracting Services Industry Group provide highly specialized construction, installation, maintenance, and engineering services across sectors such as infrastructure, energy, telecommunications, industrial facilities, and commercial construction, making them sensitive to fluctuations in capital spending, government funding, and overall economic activity. Demand for specialty contracting services is often cyclical and may decline during economic downturns, periods of reduced construction activity, or delays in large-scale infrastructure and industrial projects. The Specialty Contracting Services Industry Group is also subject to risks related to project execution, including cost overruns, delays, labor shortages, and the availability and pricing of materials and subcontractors, all of which may adversely affect profitability. Companies may face fixed-price or long-term contracts that expose them to pricing pressures and unexpected increases in costs. In addition, the Specialty Contracting Services Industry Group is subject to regulatory requirements related to safety, labor practices, environmental compliance, and licensing, which may increase costs or limit operations. Many issuers operate across multiple jurisdictions and may be affected by geopolitical developments, trade policies, and local regulatory conditions. Operational risks, including workplace accidents, litigation exposure, and bonding or insurance requirements, may also negatively impact performance.
Defiance Plumbing & Electrical ETF | Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]	Counterparty Risk. Counterparty risk is the risk that a counterparty to Fund transactions (e.g., swap transactions) will be unable or unwilling to perform its contractual obligation to the Fund. The Fund may use swap agreements to gain exposure to Plumbing & Electrical Companies in order to achieve its investment objective. Through these investments and related arrangements, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments contemplated by such arrangements or otherwise to meet its contractual obligations (i.e., counterparty credit risk). If the counterparty becomes bankrupt or defaults on (or otherwise becomes unable or unwilling to perform) its payment or other obligations to the Fund, the Fund may not receive the full amount it is entitled to receive or may experience delays in recovering the collateral or other assets held by, or on behalf of, the counterparty. If this occurs, the value of your Shares in the Fund will decrease. In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. To the extent the Fund’s counterparties are concentrated in the financial services sector, the Fund bears the risk that those counterparties may be adversely affected by legislative or regulatory changes, adverse market conditions, increased competition, and/or wide scale credit losses resulting from financial difficulties or borrowers affecting that economic sector. Further, there is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its investment objective.
Defiance Plumbing & Electrical ETF | Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians and financial intermediaries) to suffer data breaches or data corruption. Additionally, cybersecurity failures or breaches of the electronic systems of the Fund, the Adviser, the Sub-Adviser or the Fund’s other service providers, market makers, Authorized Participants (“APs”), the Fund’s primary listing exchange, or the issuers of securities in which the Fund invests have the ability to disrupt and negatively affect the Fund’s business operations, including the ability to purchase and sell Shares, potentially resulting in financial losses to the Fund and its shareholders.
Defiance Plumbing & Electrical ETF | Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; and illiquidity of the derivative investments. Certain of the Fund’s transactions in derivatives could affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns. To the extent the Fund invests in such derivative instruments, the value of the Fund’s portfolio is likely to experience greater volatility over short-term periods.
◦Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
◦Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for Plumbing & Electrical Companies, a disruption to the market for Plumbing & Electrical Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses.
In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to Plumbing & Electrical Companies swaps may cause the Fund’s performance to deviate from the performance of Plumbing & Electrical Companies.
Defiance Plumbing & Electrical ETF | Derivatives Risk, Swap Agreements Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swap Agreements Risk. Swap agreements are contracts between the Fund and a counterparty to exchange the return of the pre-determined underlying investment (such as the rate of return of the underlying index or basket of equity securities). Swap agreements may be negotiated bilaterally and traded over-the-counter (“OTC”) between two parties or, for certain standardized swaps, must be exchange-traded through a futures commission merchant (“FCM”) and/or cleared through a clearinghouse that serves as a central counterparty. Swap agreements may be subject to fees and expenses, and by investing in swaps indirectly through the Fund, a shareholder will bear the expenses of such derivatives in addition to expenses of the Fund. Risks associated with the use of swap agreements are different from those associated with ordinary portfolio securities transactions, due in part to the fact they could be considered illiquid and many swaps trade on the OTC market. Swaps are particularly subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make swap transactions risk-free. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums, on OTC swaps, which may result in the Fund and its counterparties posting higher margin amounts for OTC swaps, which could increase the cost of swap transactions to the Fund and impose added operational complexity.
Defiance Plumbing & Electrical ETF | Derivatives Risk, Swaps Capacity Risk Member
Prospectus [Line Items]
Risk [Text Block]	Swaps Capacity Risk. If the Fund’s ability to obtain exposure to swaps consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the market for Plumbing & Electrical Companies, a disruption to the market for Plumbing & Electrical Companies, or as a result of margin requirements or other limitations imposed by the Fund’s swaps dealers or the SEC, CFTC or other regulators, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Sub-Adviser intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to Plumbing & Electrical Companies swaps may cause the Fund’s performance to deviate from the performance of Plumbing & Electrical Companies.
Defiance Plumbing & Electrical ETF | Equity Market Risk Member
Prospectus [Line Items]
Risk [Text Block]	Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. In addition, local, regional or global events such as war, including Russia’s invasion of Ukraine, regional armed conflict, acts of terrorism, market volatility related to global trade policy and the imposition of tariffs, the spread of infectious diseases or other public health issues (such as the global pandemic caused by the COVID-19 virus), recessions, rising inflation, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets.
Defiance Plumbing & Electrical ETF | ETF Risks Member
Prospectus [Line Items]
Risk [Text Block]	ETF Risks. The Fund is an ETF, and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
◦Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
◦Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance Plumbing & Electrical ETF | ETF Risks, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Defiance Plumbing & Electrical ETF | ETF Risks, Costs Of Buying Or Selling Shares Risk Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.
Defiance Plumbing & Electrical ETF | ETF Risks, Shares May Trade At Prices Other Than NAV Risk Member
Prospectus [Line Items]
Risk [Text Block]	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.
Defiance Plumbing & Electrical ETF | ETF Risks, Trading Risk Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although Shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.
Defiance Plumbing & Electrical ETF | Index Methodology Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Methodology Risk. The Index may not include all Plumbing & Electrical Companies in the Index because the Index includes only those companies meeting the Index criteria. For example, companies that would otherwise be included in the Index might be excluded from the Index if they are not classified in one of four index categories based on their RBICS sub-industry group classification.
Defiance Plumbing & Electrical ETF | Index Provider Risk Member
Prospectus [Line Items]
Risk [Text Block]	Index Provider Risk. There is no assurance that the Index Provider, or any agents that act on its behalf, will compile the Index accurately, or that the Index will be determined, maintained, constructed, reconstituted, rebalanced, composed, calculated or disseminated accurately. The Adviser relies upon the Index Provider and its agents to compile, determine, maintain, construct, reconstitute, rebalance, compose, calculate (or arrange for an agent to calculate), and disseminate the Index accurately. Any losses or costs associated with errors made by the Index Provider or its agents generally will be borne by the Fund and its shareholders.
Defiance Plumbing & Electrical ETF | Market Capitalization Risk Member
Prospectus [Line Items]
Risk [Text Block]
•Market Capitalization Risk
◦Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
◦Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
◦Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Defiance Plumbing & Electrical ETF | Market Capitalization Risk, Large-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.
Defiance Plumbing & Electrical ETF | Market Capitalization Risk, Mid-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies, but they may also be subject to slower growth than small-capitalization companies during times of economic expansion. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large capitalization stocks or the stock market as a whole.
Defiance Plumbing & Electrical ETF | Market Capitalization Risk, Small-Capitalization Investing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.
Defiance Plumbing & Electrical ETF | New Fund Risk Member
Prospectus [Line Items]
Risk [Text Block]	New Fund Risk. The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have limited track record or history on which to base their investment decision.
Defiance Plumbing & Electrical ETF | Passive Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]	Passive Investment Risk. The Fund is not actively managed, and its sub-adviser would not sell shares of an equity security due to current or projected underperformance of a security, industry, or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a reconstitution or rebalancing of the Index in accordance with the Index methodology.
Defiance Plumbing & Electrical ETF | Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.◦Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.
Defiance Plumbing & Electrical ETF | Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tax Risk. To qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets or (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. Given the concentration of the Index in a relatively small number of securities, it may not always be possible for the Fund to fully implement a replication strategy or a representative sampling strategy while satisfying these diversification requirements. The Fund’s efforts to satisfy the diversification requirements may affect the Fund’s execution of its investment strategy and may cause the Fund’s return to deviate from that of the Index, and the Fund’s efforts to replicate or represent the Index may cause it inadvertently to fail to satisfy the diversification requirements. If the Fund were to fail to satisfy the diversification requirements, it could incur penalty taxes and be forced to dispose of certain assets, or it could fail to qualify as a regulated investment company. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.
Defiance Plumbing & Electrical ETF | Tracking Error Risk Member
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.
Defiance Plumbing & Electrical ETF | Concentration Risk, Air, Liquid And Gas Control Equipment Industry Group Risk Member
Prospectus [Line Items]
Risk [Text Block]	Air, Liquid and Gas Control Equipment Industry Group Risk. The Fund’s investments are concentrated in companies engaged in the Air, Liquid, and Gas Control Equipment Industry Group, and therefore the Fund’s performance is closely tied to conditions affecting that industry. Companies in the Air, Liquid, and Gas Control Equipment Industry Group manufacture and service products used to regulate, measure, compress, transport, or control fluids and gases across industrial, energy, infrastructure, and commercial applications, making them sensitive to fluctuations in industrial production, capital spending, and global economic conditions. Demand for such equipment is often cyclical and dependent on activity in key end markets, including manufacturing, energy, water management, construction, and process industries, and may decline during economic downturns. The Air, Liquid, and Gas Control Equipment Industry Group is also subject to risks related to raw material and component costs, supply chain disruptions, and reliance on complex manufacturing processes, which may impact production efficiency and margins. Companies may face competitive pressures, including pricing constraints, technological innovation requirements, and the need to develop more efficient, automated, and environmentally compliant systems. Operational risks, including equipment failures, product defects, and liability exposure, may also adversely affect performance.
Defiance Plumbing & Electrical ETF | Concentration Risk, Specialty Contracting Services Industry Group Risk Member
Prospectus [Line Items]
Risk [Text Block]	Specialty Contracting Services Industry Group Risk. Companies in the Specialty Contracting Services Industry Group provide highly specialized construction, installation, maintenance, and engineering services across sectors such as infrastructure, energy, telecommunications, industrial facilities, and commercial construction, making them sensitive to fluctuations in capital spending, government funding, and overall economic activity. Demand for specialty contracting services is often cyclical and may decline during economic downturns, periods of reduced construction activity, or delays in large-scale infrastructure and industrial projects. The Specialty Contracting Services Industry Group is also subject to risks related to project execution, including cost overruns, delays, labor shortages, and the availability and pricing of materials and subcontractors, all of which may adversely affect profitability. Companies may face fixed-price or long-term contracts that expose them to pricing pressures and unexpected increases in costs. In addition, the Specialty Contracting Services Industry Group is subject to regulatory requirements related to safety, labor practices, environmental compliance, and licensing, which may increase costs or limit operations. Many issuers operate across multiple jurisdictions and may be affected by geopolitical developments, trade policies, and local regulatory conditions. Operational risks, including workplace accidents, litigation exposure, and bonding or insurance requirements, may also negatively impact performance.
Defiance Plumbing & Electrical ETF | Sector Risk, Materials Sector Risk Member
Prospectus [Line Items]
Risk [Text Block]	Materials Sector Risk. Companies in the materials sector may be adversely impacted by the volatility of commodity prices, changes in exchange rates, depletion of resources, over-production, litigation and changes in government regulations, among other factors.
Defiance Plumbing & Electrical ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Defiance Plumbing & Electrical ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the diversification requirements for qualifying as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).